Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended						4 Months Ended		12 Months Ended		10 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Jun. 15, 2014	Mar. 23, 2014	Dec. 29, 2013	Jun. 16, 2013	Mar. 24, 2013	Oct. 05, 2014	Oct. 06, 2013	Dec. 28, 2014	Dec. 29, 2013	Nov. 14, 2012
Net income (loss)	$ (9,288)	$ 9,273	$ 11,115	$ 2,507	$ (6,989)	$ 3,598	$ 1,529	$ 10,223	$ 10,033	$ 33,118	$ 8,171
Weighted average shares outstanding for basic EPS	56,848,190	73,074,360	57,259,361	57,171,190	57,171,190	56,887,321	56,848,190	59,101,972	57,171,190	61,455,584	57,030,099
Effect of dilutive securities:
Weighted average shares and share equivalents outstanding for diluted EPS	56,848,190	76,193,944	59,312,773	59,495,270	57,171,190	59,187,952	59,023,120	61,232,212	59,522,595	63,841,118	59,387,487
Basic earnings per share (in dollars per share):	$ (0.16)	$ 0.13	$ 0.19	$ 0.04	$ (0.12)	$ 0.06	$ 0.03	$ 0.17	$ 0.18	$ 0.54	$ 0.14
Diluted earnings per share (in dollars per share):	$ (0.16)	$ 0.12	$ 0.19	$ 0.04	$ (0.12)	$ 0.06	$ 0.03	$ 0.17	$ 0.17	$ 0.52	$ 0.14
Time-Based Options
Effect of dilutive securities:
Assumed exercise of stock options										2,385,534	2,357,388
Predecessor
Net income (loss)												$ 14,324
Weighted average shares outstanding for basic EPS												13,363,635
Effect of dilutive securities:
Weighted average shares and share equivalents outstanding for diluted EPS												13,927,566
Basic earnings per share (in dollars per share):												$ 1.07
Diluted earnings per share (in dollars per share):												$ 1.03
Predecessor | Time-Based Options
Effect of dilutive securities:
Assumed exercise of stock options												382,971
Predecessor | Performance-Based Options
Effect of dilutive securities:
Assumed exercise of stock options												180,960